LONG-TERM OPERATING COMMITMENTS - Social and Environmental Commitments (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Social and environmental Commitments
Total	R$ 986,612
2021 | Eletronuclear
Social and environmental Commitments
Total	46,299
2021 | Eletronorte
Social and environmental Commitments
Total	940,313
2022
Social and environmental Commitments
Total	74,115
2022 | Eletronuclear
Social and environmental Commitments
Total	64,384
2022 | Eletronorte
Social and environmental Commitments
Total	9,731
2023
Social and environmental Commitments
Total	67,372
2023 | Eletronuclear
Social and environmental Commitments
Total	60,169
2023 | Eletronorte
Social and environmental Commitments
Total	7,203
2024
Social and environmental Commitments
Total	64,210
2024 | Eletronuclear
Social and environmental Commitments
Total	57,007
2024 | Eletronorte
Social and environmental Commitments
Total	7,203
2025
Social and environmental Commitments
Total	64,210
2025 | Eletronuclear
Social and environmental Commitments
Total	57,007
2025 | Eletronorte
Social and environmental Commitments
Total	7,203
After 2025
Social and environmental Commitments
Total	59,115
After 2025 | Eletronuclear
Social and environmental Commitments
Total	56,065
After 2025 | Eletronorte
Social and environmental Commitments
Total	R$ 3,050